Notes to the consolidated financial statements - Revenue from contract with customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes to the consolidated financial statements
Total revenues	€ 67,420	€ 102,990	€ 48,871
Research and development Services Combined With Ip License [Member]
Notes to the consolidated financial statements
Total revenues	44,787	79,827	46,597
Product
Notes to the consolidated financial statements
Total revenues	3,062	457	556
Research and development services
Notes to the consolidated financial statements
Total revenues	19,571	22,706	1,718
Boehringer Ingelheim
Notes to the consolidated financial statements
Total revenues	0
Belgium | GSK
Notes to the consolidated financial statements
Total revenues	62,263	74,298	8,809
Germany | Boehringer Ingelheim
Notes to the consolidated financial statements
Total revenues		26,003	1,885
Netherlands | Genmab
Notes to the consolidated financial statements
Total revenues	1,787	1,770	2,628
Switzerland | CRISPR
Notes to the consolidated financial statements
Total revenues	€ 3,370	€ 919	695
United States | Eli Lilly.
Notes to the consolidated financial statements
Total revenues			€ 34,854